Remuneration System for the Management Board and Employees of the Group - Summary of Shares, Stock Options, Convertible Bonds and Performance Shares Held by Members of Management Board and Supervisory Board (Detail)
	12 Months Ended
	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 shares	Dec. 31, 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Allocations	143,033	175,570	327,439
Stock Option 1 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock options, beginning balance	34,171
Additions	29,312
Forfeitures	0
Exercises	0
12/31/2018	63,483	34,171
Convertible bonds [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Convertible bonds, beginning balance	148,923
Additions	0
Forfeitures	0
Allocations	30,537
Convertible Bonds Outstanding Ending Balance	118,386	148,923
Performance share [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Convertible bonds, beginning balance	59,320
Additions	8,804
Forfeitures	4,006
Allocations	6,969
Convertible Bonds Outstanding Ending Balance	57,149	59,320
Dr Simon Moroney [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares, beginning balance | shares	483,709
Additions	$ 8,928
Sales	$ 8,928
Shares, ending balance | shares	483,709	483,709
Dr Simon Moroney [member] | Stock Option 1 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock options, beginning balance	12,511
Additions	9,884
Forfeitures	0
Exercises	0
12/31/2018	22,395	12,511
Dr Simon Moroney [member] | Convertible bonds [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Convertible bonds, beginning balance	88,386
Additions	0
Forfeitures	0
Allocations	0
Convertible Bonds Outstanding Ending Balance	88,386	88,386
Dr Simon Moroney [member] | Performance share [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Convertible bonds, beginning balance	30,060
Additions	2,969
Forfeitures	2,182
Allocations	3,797
Convertible Bonds Outstanding Ending Balance	27,050	30,060
Jens Holstein [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares, beginning balance | shares	11,000
Additions	$ 36,554
Sales	$ 30,537
Shares, ending balance | shares	17,017	11,000
Jens Holstein [member] | Stock Option 1 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock options, beginning balance	8,197
Additions	6,476
Forfeitures	0
Exercises	0
12/31/2018	14,673	8,197
Jens Holstein [member] | Convertible bonds [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Convertible bonds, beginning balance	60,537
Additions	0
Forfeitures	0
Allocations	30,537
Convertible Bonds Outstanding Ending Balance	30,000	60,537
Jens Holstein [member] | Performance share [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Convertible bonds, beginning balance	20,086
Additions	1,945
Forfeitures	1,495
Allocations	2,600
Convertible Bonds Outstanding Ending Balance	17,936	20,086
Dr Malte Peters [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares, beginning balance | shares	9,505
Additions	$ 3,313
Sales	$ 0
Shares, ending balance | shares	12,818	9,505
Dr Malte Peters [member] | Stock Option 1 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock options, beginning balance	8,197
Additions	6,476
Forfeitures	0
Exercises	0
12/31/2018	14,673	8,197
Dr Malte Peters [member] | Convertible bonds [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Convertible bonds, beginning balance	0
Additions	0
Forfeitures	0
Allocations	0
Convertible Bonds Outstanding Ending Balance	0	0
Dr Malte Peters [member] | Performance share [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Convertible bonds, beginning balance	3,187
Additions	1,945
Forfeitures	0
Allocations	0
Convertible Bonds Outstanding Ending Balance	5,132	3,187
Dr Markus Enzelberge [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares, beginning balance | shares	7,262
Additions	$ 3,248
Sales	$ 8,834
Shares, ending balance | shares	1,676	7,262
Management board [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares, beginning balance | shares	511,476
Additions	$ 52,043
Sales	$ 48,299
Shares, ending balance | shares	515,220	511,476
Dr. Marc Cluzel [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares, beginning balance | shares	500
Additions	$ 0
Sales	$ 0
Shares, ending balance | shares	500	500
Dr. Frank Morich [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares, beginning balance | shares	1,000
Additions	$ 0
Sales	$ 0
Shares, ending balance | shares	1,000	1,000
Krisja Vermeylen [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares, beginning balance | shares	350
Additions	$ 0
Sales	$ 0
Shares, ending balance | shares	350	350
Wendy Johnson [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares, beginning balance | shares	500
Additions	$ 0
Sales	$ 0
Shares, ending balance | shares	500	500
Dr George Golumbeski [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Additions	$ 0
Sales	$ 0
Shares, ending balance | shares	0
Michael Brosnan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Additions	$ 0
Sales	$ 0
Shares, ending balance | shares	0
Dr. Gerald Moller [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares, beginning balance | shares	11,000
Additions	$ 900
Sales	$ 0
Shares, ending balance | shares		11,000
Klaus Kuhn [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares, beginning balance | shares	0
Additions	$ 0
Sales	$ 0
Shares, ending balance | shares		0
Supervisory board [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares, beginning balance | shares	13,350
Additions	$ 900
Sales	$ 0
Shares, ending balance | shares	2,350	13,350
Dr Markus Enzelberger [member] | Stock Option 1 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock options, beginning balance	5,266
Additions	6,476
Forfeitures	0
Exercises	0
12/31/2018	11,742	5,266
Dr Markus Enzelberger [member] | Convertible bonds [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Convertible bonds, beginning balance	0
Additions	0
Forfeitures	0
Allocations	0
Convertible Bonds Outstanding Ending Balance	0	0
Dr Markus Enzelberger [member] | Performance share [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Convertible bonds, beginning balance	5,987
Additions	1,945
Forfeitures	329
Allocations	572
Convertible Bonds Outstanding Ending Balance	7,031	5,987